Volumetric Fund, Inc.

 87 Violet Drive

Pearl River, New York 10965

April 24, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Volumetric Fund Inc. (the “Fund”)

File Nos. 033-12703 and 811-04643

CIK 0000792394

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Fund. Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Volumetric Fund, this is to certify that, the form of Prospectus and Statement of Additional Information dated April 24, 2025 for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, electronically filed with the Securities and Exchange Commission on April 24, 2025 (SEC Accession No. 0001376474-25-000376).

Thank you,

/s/ Jeffrey Gibs

Jeffrey Gibs

President